Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2014:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2013	12,138	$30.38
Granted	2,410	41.98
Exercised	(4,395)	29.15
Forfeited	(590)	32.70

Outstanding as of September 30, 2014(1)	9,563	$33.72

Exercisable as of September 30, 2014(1)	3,182	$30.35

(1)	As of September 30, 2014, the weighted average remaining contractual life of outstanding and exercisable options was 7.21 and 5.19 years, respectively.

Summary of Restricted Shares Activity

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2013	1,795	$31.61
Granted	828	41.92
Vested	(642)	31.47
Forfeited	(95)	33.51

Outstanding as of September 30, 2014	1,886	$36.09

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding as of September 30, 2014:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 0.88 — 26.68	826	4.86	$23.63	462	$21.31
26.85 — 28.66	1,366	6.77	28.57	584	28.58
28.75 — 32.97	2,198	6.17	29.94	1,152	30.46
32.99 — 35.69	2,340	7.20	34.82	778	34.91
35.70 — 40.46	1,451	8.43	38.55	206	37.79
41.24 — 48.12	1,382	9.46	43.92	—	—

Employee Equity-Based Compensation Pre-Tax Expense

Employee equity-based compensation pre-tax expense for the years ended September 30, 2014, 2013 and 2012 was as follows:

	Year Ended September 30,
	2014	2013	2012
Cost of service	$17,496	$18,284	$22,641
Research and development	3,599	3,805	4,320
Selling, general and administrative	23,483	18,251	16,468

Total	$44,578	$40,340	$43,429

Assumptions Used in Calculating Fair Value of Options

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2014	2013	2012
Risk-free interest rate(1)	1.30%	0.74%	0.70%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	17.3%	22.7%	28.5%
Expected dividend yield(4)	1.45%	1.48%	0.02%
Fair value per option	$5.56	$5.74	$7.18

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.